Prepayments (Tables)	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Prepayments

	December 31, 2017	December 31, 2016
Advance payments to supplier	442,828	759,716
Clinical projects and related activities	—	41,681
Insurance	200,246	151,198
Other	9,839	—
Total prepayments	652,913	952,595